Business Combination and Deconsolidation	12 Months Ended
Feb. 28, 2026
Business Combination and Deconsolidation [Abstract]
Business Combination and Deconsolidation

3. BUSINESS COMBINATION AND DECONSOLIDATION

Business combinations during the year ended February 29, 2024:

On June 1, 2023, the Group invested 23.8% equity interest of Shanghai Zihua International Travel Service Co., Ltd. ("Shanghai Zihua") for a total capital contribution of RMB2,500. At the same day, the Company acquired another 31.2% equity interest of Shanghai Zihua for a consideration of nil. As a result of these transactions, the Group obtained the control in Shanghai Zihua and accounted for these transaction as step acquisitions. The goodwill and non-controlling interests acquired from the acquisition were RMB1,125 and RMB1,125, respectively. Pro forma results of operations for this acquisition have not been presented as they are not material to the Group’s consolidated results.

Deconsolidation subsidiaries during the year ended February 28, 2026:

During the year ended February 28, 2026, the Group completed the deregistration of Chongqing Jianzhi and some inactive subsidiaries of the consolidated VIEs. The deregistration was undertaken as part of the Group’s corporate restructuring. The VIEs’ subsidiaries had no significant operations, assets, or liabilities at the date of deregistration, and the transaction did not have a material impact on the Group’s consolidated financial statements except for that the Group recognized RMB8,811 of gain from deregistration of subsidiaries due to derecognition of non-controlling interests upon deregistration, which was recorded as “Gains from deregistration of subsidiaries” in consolidated statements of operations.